Statement of Changes in Net Assets Available for Benefits - EBP 022 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Company contributions	$ 148,078
Active employee contributions	134,041
Rollovers	27,941
Total contributions	310,060
Investment income
Dividends and interest	97,165
Net appreciation in fair value of investments	768,136
Total investment income	865,301
Interest income on notes receivable from participants	2,255
Other additions	29
Total additions	1,177,645
Deductions
Distributions to participants or their beneficiaries	838,321
Administrative expenses	1,480
Total deductions	839,801
Transfer from Marathon Oil Company Thrift Plan	793,794
Net increase	1,131,638
Beginning of year	6,708,393
End of year	$ 7,840,031